SHARE-BASED COMPENSATION - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2022
SHARE-BASED COMPENSATION
Number of options granted during the period		6,494,086
Number of options that were exercisable		13,498,246
Share based compensation expense		$ 31,930
Employee | 2022 Share Incentive Plan
SHARE-BASED COMPENSATION
Number of options granted during the period	11,518,748
Employee Stock Option
SHARE-BASED COMPENSATION
Number of shares issued upon the exercise the option		829,899	940,640
Unrecognized share-based compensation expense		$ 132	$ 18,776
Employee Stock Option | 2022 Share Incentive Plan
SHARE-BASED COMPENSATION
Aggregate number of shares that may be issued					51,550,661
Number of options granted during the period		6,494,086	775,561	10,378,710
Share options, contractual term (in years)		10 years
Employee Stock Option | 2022 Share Incentive Plan | Maximum
SHARE-BASED COMPENSATION
Vesting period of share options (in years)		3 years
Employee Stock Option | Employee
SHARE-BASED COMPENSATION
Number of options granted during the period		0	0	1,028,126
Fair value of awards recognized as dividends		$ 1,847	$ 2,101
Employee Stock Option | Employee | 2022 Share Incentive Plan | Director or Officer
SHARE-BASED COMPENSATION
Number of options granted during the period		51,640	0	0
Employee Stock Option | Non employee | 2022 Share Incentive Plan
SHARE-BASED COMPENSATION
Number of options granted during the period		174,970	0	312,292